Leases (Details Narrative) $ in Thousands	Mar. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Jul. 17, 2024 Integer
Lessee, Lease, Description [Line Items]
Number of leases	2	3
Number of finance leases	2	3
Rent payments | $		$ 2,240
Operating Lease, Weighted Average Remaining Lease Term		6 years
Finance Lease, Weighted Average Remaining Lease Term		2 years
Operating Lease, Weighted Average Discount Rate, Percent		13.80%
Finance Lease, Weighted Average Discount Rate, Percent		8.10%
Copier Equipment [Member]
Lessee, Lease, Description [Line Items]
Number of finance leases		2
Westminster Facility [Member]
Lessee, Lease, Description [Line Items]
Lease renewal term	5 years	5 years	5 years
Number of lease renewal options exercised renewal option			1
Rent payments | $	$ 1,500	$ 1,500
Bannockburn Facility [Member]
Lessee, Lease, Description [Line Items]
Lease renewal term	3 years	3 years